Deferred Tax Liabilities - Schedule of Deferred tax liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Components of Deferred Tax Liabilities [Abstract]
Beginning balance	$ 3,307	$ 0
Acquisitions of subsidiaries	2,920	3,531
Deferred tax credited to profit or loss during the year	(140)	(242)
Exchange alignment		18
Disposal of subsidiaries	(504)
Ending balance	$ 5,583	$ 3,307